General Information	12 Months Ended
Dec. 31, 2022
Disclosure Of General Information About Financial Statements [Abstract]
General information

Note 1. General information

The financial statements cover Mobilicom Limited as a Group consisting of Mobilicom Limited and the entities it controlled at the end of, or during, the year. The financial statements are presented in Australian dollars, which is Mobilicom Limited’s functional and presentation currency.

The conversion from Australian dollars (AUD$) into U.S. dollars ($) was made at the exchange rate as of December 31, 2022, on which $ 1.00 equalled AUD$ 1.472. The use of US$ is solely for the convenience of the reader.

The functional currency of Mobilicom Limited’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is Israeli New Shekels.

Mobilicom Limited is a listed public company limited by shares, incorporated and domiciled in Australia. Its registered office and principal place of business are:

Registered office	Principal place of business

C/- JM Corporate Services	Level 21, 459 Collins Street
Level 21, 459 Collins Street	Melbourne, Victoria, 3000
Melbourne, Victoria, 3000	Australia
Australia

The company’s principal activities are design, develop and deliver of cybersecurity and smart solutions for drone, robotics and autonomous platforms.

The Company is an end-to-end provider of cybersecurity and robust solutions for drones, robotics and autonomous platforms. As a high-tech company it designs, develops, and delivers robust solutions focused primarily on targeting global drone, robotics and autonomous system manufacturers. The Company holds patented technology and unique know-how for Mobile Mesh networking. It has a large, field proven portfolio of commercialized products used in a variety of applications. The Company is growing a global customer base with sales to high profile customers including corporates, governments, and military departments. Mobilicom’s competitive advantages include outstanding security capabilities and performance in harsh environmental conditions. The Company’s large solution portfolio is being deployed worldwide, seeing the Company derive revenue from hardware, software sales and licensing fees and professional support services for its solutions.

In December 2022

The financial statements were authorized for issue, in accordance with a resolution of directors, on March 30,2023. The directors have the power to amend and reissue the financial statements.

Liquidity analysis

These consolidated financial statements have been prepared on the assumption that the company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of December 31, 2022, the company has not achieved positive cash flow from operations and incurred a net loss of AUD$341,469 ($231,978) for the year ended December 31, 2022, and generated AUD$24,052,843 ($16,340,246) of accumulated losses since inception. The company estimates that it has adequate financial resources for at least 12 months from the balance sheet date based on its current cash and trade receivable balances and its ongoing operations. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the company be unable to continue as a going concern.